Pensions - Net pension liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 209	$ 184	$ 206
Past service cost	3	0	0
Losses (gains) from curtailment, settlement or plan amendment	0	0	3
Changes in notional contribution liability	60	55	56
Net pension liability	(2,954)	(2,981)
Represented by
Asset recognised as non-current pension assets (funded plan)	1,449	1,310	1,093
Liability recognised as non-current pension liabilities (unfunded plans)	(4,403)	(4,292)	(3,867)
Actual return on assets	397	501
Funded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,927
Defined benefit obligations, ending balance	4,959	4,927
Represented by
DBO specified by funded and unfunded pension plans	4,959	4,927
Unfunded Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	4,288
Defined benefit obligations, ending balance	4,400	4,288
Represented by
DBO specified by funded and unfunded pension plans	4,400	4,288
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligations, beginning balance	9,216	8,363
Current service cost	208	184
Interest cost	238	203
Actuarial (gains) losses - Financial assumptions	294	443
Actuarial (gains) losses - Experience	(66)	(61)
Past service cost	3	0
Benefits paid	(295)	(250)
Paid-up policies	0	(7)
Foreign currency translation	(300)	286
Changes in notional contribution liability	60	55
Defined benefit obligations, ending balance	9,358	9,216	8,363
Represented by
DBO specified by funded and unfunded pension plans	9,358	9,216	8,363
Defined benefit plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets, beginning balance	6,234	5,589
Interest income	106	117
Return on plan assets (excluding interest income)	291	385
Company contributions	114	96
Benefits paid	(137)	(113)
Paid-up policies	0	(7)
Foreign currency translation	(204)	167
Fair value of plan assets, ending balance	$ 6,404	$ 6,234	$ 5,589